UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                         Coca-Cola Amatil Ltd.                                             80,600   $       582,433
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                   BHP Billiton Ltd.                                                 91,800         3,425,598
                                         Newcrest Mining Ltd.                                              43,520         1,203,998
                                         OZ Mineral Ltd.                                                  113,674           211,371
                                         Rio Tinto Ltd.                                                    29,000         3,394,652
                                                                                                                    ---------------
                                                                                                                          8,235,619
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%       Woodside Petroleum Ltd.                                           40,700         2,043,316
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%           Great Southern Plantations Ltd.                                  121,900            98,532
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.3%     Macquarie Airports Group                                         232,000           612,945
                                         Macquarie Infrastructure Group                                   609,800         1,465,473
                                         Transurban Group                                                 218,566         1,059,609
                                                                                                                    ---------------
                                                                                                                          3,138,027
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Australia                                                14,097,927
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Telekom Austria AG                                                 9,500           195,533
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Austria                                                     195,533
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%    Fortis                                                            16,201           226,502
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Belgium                                                     226,502
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                  Banco Bradesco SA                                                 84,301         1,781,500
                                         Uniao de Bancos Brasileiros SA (a)                                12,700         1,671,701
                                                                                                                   ----------------
                                                                                                                          3,453,201
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                Cia Energetica de Minas Gerais (a)                                30,441           722,974
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%          Cia Brasileira de Distribuicao Grupo Pao
                                         de Acucar (Preference Shares)                                     90,060         2,074,548
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                     Cosan SA Industria e Comercio (b)                                 42,300           823,693
                                         SLC Agricola SA                                                  186,900         3,233,729
                                                                                                                    ---------------
                                                                                                                          4,057,422
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                Cyrela Brazil Realty SA                                           28,700           410,445
                                         Gafisa SA                                                         70,900         1,214,032
                                                                                                                    ---------------
                                                                                                                          1,624,477
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                   Companhia Vale do Rio Doce (Preference 'A'
                                         Shares) (a)                                                      199,100         5,210,447
                                         Usinas Siderurgicas de Minas Gerais SA
                                         (Preference 'A' Shares)                                           44,875         1,942,778
                                                                                                                    ---------------
                                                                                                                          7,153,225
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                  Lojas Renner SA                                                   11,100           217,493
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.6%       Petroleo Brasileiro SA (a)                                       428,300        20,381,473
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                       All America Latina Logistica SA                                  145,000         1,890,379
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%     Obrascon Huarte Lain Brasil SA                                    58,500           989,379
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               Vivo Participacoes SA (a)                                        347,800         1,978,982
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Brazil                                                   44,543,553
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%          Nortel Networks Corp. (b)                                         54,700           417,908
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            BCE, Inc.                                                            700   $        26,558
Services - 0.1%                          TELUS Corp.                                                       25,200           935,202
                                                                                                                    ---------------
                                                                                                                            961,760
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                     Vittera, Inc. (b)                                                 69,400           820,099
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                         Sun Life Financial, Inc.                                             300            11,724
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.7%                   Alamos Gold, Inc. (b)                                            162,300         1,165,003
                                         Aurelian Resources, Inc. (b)                                     257,000         1,638,957
                                         Barrick Gold Corp.                                                48,597         2,058,083
                                         Eldorado Gold Corp. (b)                                          259,400         2,117,861
                                         Goldcorp, Inc.                                                   108,500         4,052,475
                                         Golden Star Resources Ltd. (b)                                    96,300           231,357
                                         Iamgold Corp.                                                    150,000           993,000
                                         Kinross Gold Corp.                                               393,381         7,162,949
                                         New Gold, Inc. (b)                                                34,100           203,145
                                         Yamaha Gold, Inc.                                                195,100         2,412,194
                                                                                                                    ---------------
                                                                                                                         22,035,024
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%       Canadian Natural Resources Ltd.                                   21,000         1,639,050
                                         EnCana Corp.                                                       1,300            93,847
                                         Imperial Oil Ltd.                                                  1,700            83,181
                                         Petro-Canada                                                      25,000         1,153,986
                                         Talisman Energy, Inc.                                             20,300           362,756
                                                                                                                    ---------------
                                                                                                                          3,332,820
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%           Sino-Forest Corp. (b)                                             74,800         1,190,722
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                       Canadian Pacific Railway Ltd.                                     87,100         5,470,125
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               Rogers Communications, Inc. Class B                               89,500         3,029,731
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Canada                                                   37,269,913
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                  Banco Santander Chile SA (a)                                      23,800         1,087,660
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                Enersis SA (a)                                                    19,300           343,926
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%          Centros Comerciales Sudamericanos SA                             223,500           704,740
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                  SACI Falabella                                                   240,900         1,012,855
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Chile                                                     3,149,181
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.0%                       Denway Motors Ltd.                                               697,500           246,816
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            China Communications Services Corp. Ltd.                          40,000            30,360
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%              Shanghai Electric Group Corp.                                  1,730,200           759,750
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                     Chaoda Modern Agriculture Holdings Ltd.                        2,771,098         3,200,629
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &            Huaneng Power International, Inc.                                175,000           123,237
Energy Traders - 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%          Beijing Enterprises Holdings Ltd.                              1,387,844         5,234,132
                                         Tianjin Development Holdings Ltd.                              2,043,100         1,249,193
                                                                                                                    ---------------
                                                                                                                          6,483,325
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                         China Life Insurance Co. Ltd. (a)                                 24,199         1,369,421
                                         Ping An Insurance Group Co. of China Ltd.                        105,400           726,107
                                                                                                                    ---------------
                                                                                                                          2,095,528
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%       China Shenhua Energy Co. Ltd. Class H                            893,500   $     3,297,121
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                       Guangshen Railway Co. Ltd.                                     1,641,400           819,977
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.2%     Hainan Meilan International Airport Co., Ltd.                    290,300           233,453
                                         Jiangsu Express                                                  313,900           264,345
                                         Tianjin Port Development Holdings Ltd.                         1,820,100           843,191
                                         Xiamen International Port Co. Ltd.                             2,329,300           532,820
                                                                                                                    ---------------
                                                                                                                          1,873,809
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               China Mobile Ltd.                                                210,300         2,809,644
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in China                                                    21,740,196
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  Danske Bank A/S                                                   84,322         2,382,813
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Denmark                                                   2,382,813
-----------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Telecom Egypt                                                    758,734         2,147,330
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Egypt                                                     2,147,330
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%          Nokia Oyj (a)                                                      2,400            65,568
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                Fortum Oyj                                                        45,568         2,008,711
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Finland                                                   2,074,279
-----------------------------------------------------------------------------------------------------------------------------------
France - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  Societe Generale SA                                               26,490         2,451,350
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            France Telecom SA                                                110,000         3,478,087
Services - 0.3%

-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                Electricite de France SA                                          28,281         2,457,375
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                     GDF Suez                                                          54,557         3,414,343
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies         Cie Generale d'Optique Essilor International SA                   53,000         2,617,319
- 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                         Vallourec SA                                                       3,730         1,110,636
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                             Vivendi SA                                                        24,900         1,041,078
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%       Total SA                                                          60,529         4,634,627
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                   Sanofi-Aventis (a)                                                 2,000            69,920
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in France                                                   21,274,735
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%           Deutsche Post AG                                                 110,086         2,583,307
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                         Bayer AG                                                          47,217         4,063,509
                                         Bayer AG (a)                                                       1,100            95,013
                                                                                                                    ---------------
                                                                                                                          4,158,522
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Deutsche Telekom AG                                              187,254         3,245,841
Services - 0.2%

-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                E.ON AG                                                           24,922         4,749,379
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%          Siemens AG                                                        31,037         3,792,498
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                         Allianz AG Registered Shares                                      19,296         3,271,954
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                         GEA Group AG                                                      31,707         1,043,250
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Germany                                                  22,844,751
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                Cheung Kong Infrastructure Holdings Ltd.                         298,200         1,310,817
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%          Hutchison Whampoa Ltd.                                           252,300         2,360,190
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            The Link REIT                                                    836,000   $     1,865,583
(REITs) - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 Cheung Kong Holdings Ltd.                                        113,200         1,583,716
Development - 0.4%                       Sun Hung Kai Properties Ltd.                                     147,700         2,190,513
                                         Wharf Holdings Ltd.                                              335,125         1,481,199
                                                                                                                    ---------------
                                                                                                                          5,255,428
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Hong Kong                                                10,792,018
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                         United Spirits Ltd.                                                6,371           190,075
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                  State Bank of India Ltd.                                          38,220         1,262,415
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%        Larsen & Toubro Ltd.                                              12,875           780,929
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%              Bharat Heavy Electricals Ltd.                                     44,200         1,728,154
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                             Wire and Wireless India Ltd. (b)                                  50,057            26,301
                                         Zee News Ltd.                                                     45,261            46,174
                                         Zee Telefilms Ltd.                                               110,414           499,006
                                                                                                                    ---------------
                                                                                                                            571,481
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%       Hindustan Petroleum Corp.                                         23,300           119,054
                                         Reliance Industries Ltd.                                          96,300         4,965,949
                                                                                                                    ---------------
                                                                                                                          5,085,003
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                   Wockhardt Ltd.                                                    12,550            54,670
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                       Container Corp. of India                                          58,200         1,139,374
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%        Housing Development Finance Corp.                                 31,500         1,667,732
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               Reliance Communication Ventures Ltd.                              99,100         1,153,573
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in India                                                    13,633,406
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%       Bumi Resources Tbk PT                                          2,975,907         2,181,662
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Indonesia                                                 2,181,662
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                   Teva Pharmaceutical Industries Ltd. (a)                           21,800           977,512
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                          AFI Development Plc (a)(b)                                        88,600           544,890
                                         Check Point Software Technologies Ltd. (b)                         4,400           100,452
                                         Ectel Ltd. (a)(b)                                                  4,251             7,227
                                                                                                                    ---------------
                                                                                                                            652,569
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Israel                                                    1,630,081
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                  Intesa Sanpaolo SpA                                              477,172         2,680,053
                                         Unicredit SpA                                                    492,767         2,933,893
                                                                                                                    ---------------
                                                                                                                          5,613,946
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%       Eni SpA                                                          102,675         3,464,720
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Italy                                                     9,078,666
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 9.7%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                   Toyota Industries Corp.                                           59,800         1,731,772
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                       Honda Motor Co., Ltd.                                             29,000           925,776
                                         Suzuki Motor Corp.                                               152,200         3,324,008
                                                                                                                    ---------------
                                                                                                                          4,249,784
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                         Coca-Cola Central Japan Co., Ltd.                                     78           568,173
                                         Coca-Cola West Holdings Co., Ltd.                                103,675         2,294,527

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         Hokkaido Coca-Cola Bottling Co., Ltd.                             15,000   $        83,006
                                         Kirin Holdings Co., Ltd.                                         174,100         2,660,058
                                         Mikuni Coca-Cola Bottling Co., Ltd.                               39,500           370,818
                                                                                                                    ---------------
                                                                                                                          5,976,582
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                 Asahi Glass Co., Ltd.                                            143,700         1,587,732
                                         Daikin Industries Ltd.                                            29,500         1,259,714
                                                                                                                    ---------------
                                                                                                                          2,847,446
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                         Mitsubishi Rayon Co., Ltd.                                       811,000         2,478,665
                                         Shin-Etsu Chemical Co., Ltd.                                      61,400         3,756,599
                                         Sumitomo Chemical Co., Ltd.                                      588,100         3,881,343
                                         Ube Industries Ltd.                                              164,200           589,728
                                                                                                                    ---------------
                                                                                                                         10,706,335
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%                  The Bank of Yokohama Ltd.                                         38,000           245,040
                                         Fukuoka Financial Group, Inc.                                    242,100         1,011,591
                                         Mizuho Financial Group, Inc.                                         190           909,760
                                         Shinsei Bank Ltd.                                                205,000           710,010
                                         Sumitomo Mitsui Financial Group, Inc.                                455         3,530,212
                                                                                                                    ---------------
                                                                                                                          6,406,613
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%        JGC Corp.                                                        128,377         2,599,113
                                         Kinden Corp.                                                     116,000         1,171,005
                                         Okumura Corp.                                                    346,500         1,309,973
                                         Toda Corp.                                                       214,700           740,973
                                                                                                                    ---------------
                                                                                                                          5,821,064
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                  Credit Saison Co., Ltd.                                           42,300           887,710
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%    RHJ International (a)(b)                                          23,000           258,380
                                         RHJ International (a)(b)(c)                                       41,200           462,712
                                         RHJ International (b)                                            226,300         2,522,657
                                                                                                                    ---------------
                                                                                                                          3,243,749
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Nippon Telegraph & Telephone Corp.                                   156           792,574
Services - 0.1%

-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   Hoya Corp.                                                       109,600         2,260,113
Instruments - 0.3%                       Murata Manufacturing Co., Ltd.                                    37,600         1,560,969
                                                                                                                    ---------------
                                                                                                                          3,821,082
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%          Ministop Co., Ltd.                                                 4,200            94,615
                                         Seven & I Holdings Co. Ltd.                                      127,300         3,893,097
                                                                                                                    ---------------
                                                                                                                          3,987,712
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                     Ajinomoto Co., Inc.                                               46,300           475,898
                                         House Foods Corp.                                                  8,740           143,435
                                                                                                                    ---------------
                                                                                                                            619,333
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                     Tokyo Gas Co., Ltd.                                              549,000         2,211,294
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                Matsushita Electric Industrial Co., Ltd.                         152,400         3,213,199
                                         Rinnai Corp.                                                      25,900           934,866
                                         Sekisui House Ltd.                                               271,000         2,545,041
                                         Sony Corp. (a)                                                     2,000            75,340
                                                                                                                    ---------------
                                                                                                                          6,768,446
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.7%                         Aioi Insurance Co., Ltd.                                         679,000         3,629,902
                                         Mitsui Sumitomo Insurance Group Holdings, Inc.                   179,509         5,950,020

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         Nipponkoa Insurance Co., Ltd.                                    436,200   $     3,500,635
                                         Tokio Marine Holdings, Inc.                                      236,000         8,854,577
                                                                                                                    ---------------
                                                                                                                         21,935,134
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                         Kubota Corp.                                                     373,400         2,372,189
                                         Tadano Ltd.                                                       29,000           258,549
                                                                                                                    ---------------
                                                                                                                          2,630,738
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.2%                             Toho Co., Ltd.                                                    95,500         2,001,879
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%                Canon, Inc.                                                       78,700         3,597,002
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                   Astellas Pharma, Inc.                                            124,800         5,411,308
                                         Mitsubishi Tanabe Pharma Corp.                                    22,100           287,811
                                         Takeda Pharmaceutical Co., Ltd.                                  137,800         7,316,390
                                                                                                                    ---------------
                                                                                                                         13,015,509
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 Daiwa House Industry Co., Ltd.                                   105,200           995,516
Development - 0.2%                       NTT Urban Development Co.                                            935         1,289,428
                                                                                                                    ---------------
                                                                                                                          2,284,944
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                       East Japan Railway Co.                                               437         3,418,438
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                  Shimachu Co., Ltd.                                                20,500           505,089
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods         Asics Corp.                                                       41,300           384,756
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                           Japan Tobacco, Inc.                                                  400         1,864,463
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors         Mitsubishi Corp.                                                 203,700         5,935,803
- 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               KDDI Corp.                                                           192         1,099,883
Services - 0.6%                          NTT DoCoMo, Inc.                                                   3,897         6,329,820
                                         Okinawa Cellular Telephone Co.                                        60            94,434
                                                                                                                    ---------------
                                                                                                                          7,524,137
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Japan                                                   125,169,388
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%       KazMunaiGas Exploration Production (a)                            61,700         1,573,350
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Kazakhstan                                                1,573,350
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                   ArcelorMittal                                                     34,119         3,018,240
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Luxembourg                                                3,018,240
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Telekom Malaysia Bhd                                             370,000           389,083
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                Tenaga Nasional Bhd                                              445,841         1,143,799
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                     IOI Corp. Bhd                                                  1,370,720         2,406,591
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                           British American Tobacco Malaysia Bhd                             78,600           975,383
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%     PLUS Expressways Bhd                                              83,900            74,398
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               TM International Bhd (b)                                         370,000           721,591
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Malaysia                                                  5,710,845
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                         Fomento Economico Mexicano, SA de CV (a)                          58,100         2,664,466
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                Urbi, Desarrollos Urbanos, SA de CV (b)                           54,300           179,851
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                             Megacable Holdings SAB de CV (b)                                  20,600            45,145
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               America Movil, SA de CV (a)                                       53,700         2,711,313
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Mexico                                                    5,600,775
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                         Akzo Nobel NV                                                     42,829   $     2,449,175
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Koninklijke KPN NV                                                39,600           689,369
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                     Unilever NV (a)                                                   23,200           642,872
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the Netherlands                                           3,781,416
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Telecom Corp. of New Zealand Ltd.                                127,011           352,659
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                Contact Energy Ltd.                                               26,900           165,493
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in New Zealand                                                 518,152
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  DnB NOR ASA                                                      200,510         2,560,679
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Telenor ASA                                                       76,700         1,154,196
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                   Norsk Hydro ASA                                                   19,000           237,530
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Norway                                                    3,952,405
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                   Southern Copper Corp.                                              2,400            66,672
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Peru                                                         66,672
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy     Energy Development Corp.                                         496,000            54,203
Traders - 0.0%                           First Gen Corp.                                                   36,000            23,490
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the Philippines                                              77,693
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                   Cherepovets MK Severstal (a)                                      59,200         1,118,880
                                         Kuzbassrazrezugol (b)                                          2,979,006         2,025,724
                                         Mechel OAO (a)                                                   107,700         2,285,394
                                         Novolipetsk Steel (a)                                             16,400           729,800
                                         Polyus Gold Co. ZAO (a)                                           64,700         1,336,055
                                                                                                                    ---------------
                                                                                                                          7,495,853
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%       OAO Gazprom (a)                                                  109,100         5,258,620
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%     Novorossiysk Commercial Sea Port (a)                              43,400           585,900
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Russia                                                   13,340,373
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                  Oversea-Chinese Banking Corp.                                    289,000         1,767,217
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Singapore Telecommunications Ltd.                              1,823,760         4,745,642
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services         Parkway Holdings Ltd.                                            849,190         1,230,038
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%          Fraser and Neave Ltd.                                            596,000         1,915,530
                                         Keppel Corp. Ltd.                                                606,100         4,679,782
                                                                                                                    ---------------
                                                                                                                          6,595,312
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                         SembCorp Marine Ltd.                                             336,200         1,019,761
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                             Singapore Press Holdings Ltd.                                    309,000           907,135
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            Parkway Life Real Estate Investment Trust                         37,983            33,019
(REITs) - 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 CapitaLand Ltd.                                                  996,000         4,110,366
Development - 0.4%                       Keppel Land Ltd.                                                 153,000           541,918
                                                                                                                    ---------------
                                                                                                                          4,652,284
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors         Noble Group Ltd.                                                 123,280   $       192,268
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               MobileOne Ltd.                                                   279,090           410,993
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Singapore                                                21,553,669
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                   Anglo Platinum Ltd.                                                6,500           848,245
                                         Gold Fields Ltd. (a)                                              35,400           418,074
                                         Impala Platinum Holdings Ltd.                                     25,600           849,648
                                         Katanga Mining Ltd. (b)                                          111,500         1,214,146
                                                                                                                    ---------------
                                                                                                                          3,330,113
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%       Sasol Ltd.                                                        13,700           730,532
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in South Africa                                              4,060,645
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                         Samsung Fine Chemicals Co., Ltd.                                  33,000         1,763,640
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  Daegu Bank                                                        30,300           375,926
                                         Hana Financial Group, Inc.                                        16,062           606,942
                                         Kookmin Bank                                                      15,500           878,950
                                         Pusan Bank                                                        40,500           491,729
                                                                                                                    ---------------
                                                                                                                          2,353,547
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            KT Corp. (a)                                                     141,900         2,904,693
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                Korea Electric Power Corp.                                        39,800         1,270,389
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%              LS Corp.                                                          20,600         1,638,974
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   Fine DNC Co., Ltd.                                                68,737           160,148
Instruments - 0.0%
                                         Interflex Co., Ltd.                                               93,800           323,358
                                                                                                                    ---------------
                                                                                                                            483,506
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                     CJ Cheil Jedang Corp. (b)                                          4,206           968,538
                                         Nong Shim Co., Ltd.                                                1,900           424,034
                                                                                                                    ---------------
                                                                                                                          1,392,572
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%     Paradise Co. Ltd.                                                135,434           378,377
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%          CJ Corp.                                                           7,194           395,773
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                         Dongbu Insurance Co., Ltd.                                        23,900           779,803
                                         Korean Reinsurance Co.                                            94,159         1,107,372
                                         Meritz Fire & Marine Insurance Co. Ltd.                          162,547         1,588,216
                                                                                                                    ---------------
                                                                                                                          3,475,391
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                   POSCO                                                              4,200         2,234,608
                                         POSCO (a)                                                         20,400         2,706,060
                                                                                                                    ---------------
                                                                                                                          4,940,668
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                  Lotte Shopping Co. (a)(c)                                          3,100            46,023
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           Samsung Electronics Co., Ltd.                                      4,000         2,213,027
Equipment - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods         Cheil Industries, Inc.                                            13,800           719,227
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                           KT&G Corp.                                                        43,500         3,858,395
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               SK Telecom Co., Ltd.                                               5,400         1,029,265
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in South Korea                                              28,863,467
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                  Banco Santander SA                                               198,410         3,862,417
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Telefonica SA                                                    143,463   $     3,722,507
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &            Iberdrola Renovables (b)                                         131,900           870,234
Energy Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%     Cintra Concesiones de Infraestructuras
                                         de Transporte SA                                                  45,675           513,597
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Spain                                                     8,968,755
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                   Credit Suisse Group AG                                            76,811         3,835,947
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Swisscom AG                                                        4,491         1,447,942
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                     Nestle SA Registered Shares                                      121,339         5,322,531
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                         Zurich Financial Services AG                                      11,751         3,088,591
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%                   Novartis AG Registered Shares                                     99,630         5,914,602
                                         Roche Holding AG                                                  20,598         3,805,724
                                                                                                                    ---------------
                                                                                                                          9,720,326
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Switzerland                                              23,415,337
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                  Chinatrust Financial Holding Co.                               1,031,000           745,239
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%            Taiwan Cement Corp.                                              332,947           422,335
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%    Fubon Financial Holding Co. Ltd.                                 285,200           251,744
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Chunghwa Telecom Co., Ltd.                                     1,504,900         3,809,039
Services - 0.5%                          Chunghwa Telecom Co., Ltd. (a)                                    93,088         2,344,887
                                                                                                                    ---------------
                                                                                                                          6,153,926
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   Delta Electronics, Inc.                                          821,143         2,090,035
Instruments - 0.3%                       HON HAI Precision Industry Co., Ltd.                             263,000         1,270,968
                                                                                                                    ---------------
                                                                                                                          3,361,003
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                         Cathay Financial Holding Co., Ltd.                               652,373         1,256,633
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           Taiwan Semiconductor Manufacturing Co., Ltd.                     297,492           537,448
Equipment - 0.1%                         Taiwan Semiconductor Manufacturing Co., Ltd. (a)                  99,499           945,241
                                                                                                                    ---------------
                                                                                                                          1,482,689
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Taiwan                                                   13,673,569
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  Siam Commercial Bank PCL                                         922,200         2,051,475
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%            Siam Cement PCL Foreign Shares                                    48,900           249,106
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   Hana Microelectronics PCL                                        785,400           405,716
Instruments - 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%       PTT Exploration & Production PCL                                 107,900           476,835
                                         PTT Public Company THB10                                         214,500         1,614,034
                                                                                                                    ---------------
                                                                                                                          2,090,869
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%     Airports of Thailand PCL                                         457,500           532,771
                                         Bangkok Expressway PCL Foreign Shares                             58,400            29,819
                                                                                                                    ---------------
                                                                                                                            562,590
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Thailand                                                  5,359,756
-----------------------------------------------------------------------------------------------------------------------------------
United Arab Emirates - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 Aldar Properties PJSC                                          2,838,708         9,505,768
Development - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the United Arab Emirates                                  9,505,768
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.3%               BAE Systems Plc                                                  411,943   $     3,655,426
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                         Diageo Plc (a)                                                   107,900         7,594,002
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  Barclays Plc                                                     169,451         1,150,642
                                         HSBC Holdings Plc                                                123,000         2,034,166
                                                                                                                    ---------------
                                                                                                                          3,184,808
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%    Guinness Peat Group Plc                                          214,557           212,006
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                     Cadbury Plc (a)                                                   16,320           773,078
                                         Premier Foods Plc                                                107,500           183,957
                                         Unilever Plc                                                     145,682         3,994,188
                                                                                                                    ---------------
                                                                                                                          4,951,223
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                   Anglo American Plc                                                55,450         3,169,904
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.8%       BP Plc                                                           476,130         4,886,755
                                         Royal Dutch Shell Plc Class B                                    163,687         5,748,146
                                                                                                                    ---------------
                                                                                                                         10,634,901
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                   GlaxoSmithKline Plc                                              165,477         3,857,303
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                           British American Tobacco Plc                                     106,859         3,856,291
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               Vodafone Group Plc                                             2,119,700         5,678,324
Services - 0.6%                          Vodafone Group Plc (a)                                            62,694         1,682,080
                                                                                                                    ---------------
                                                                                                                          7,360,404
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the United Kingdom                                       48,476,268
-----------------------------------------------------------------------------------------------------------------------------------
United States - 45.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.9%               Boeing Co.                                                        60,300         3,684,933
                                         General Dynamics Corp.                                             6,200           552,668
                                         Goodrich Corp.                                                     1,200            58,968
                                         Honeywell International, Inc.                                      1,200            61,008
                                         L-3 Communications Holdings, Inc.                                    800            78,952
                                         Lockheed Martin Corp.                                             27,700         2,889,941
                                         Northrop Grumman Corp.                                               800            53,912
                                         Precision Castparts Corp.                                         12,800         1,195,904
                                         Raytheon Co.                                                         600            34,158
                                         Spirit Aerosystems Holdings, Inc. Class A (b)                     87,500         1,895,250
                                         United Technologies Corp.                                         15,000           959,700
                                                                                                                    ---------------
                                                                                                                         11,465,394
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%           FedEx Corp.                                                        4,400           346,896
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                   Autoliv, Inc.                                                      1,700            66,368
                                         WABCO Holdings, Inc.                                                 400            18,064
                                                                                                                    ---------------
                                                                                                                             84,432
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                       General Motors Corp. (b)(d)                                      135,475         1,499,708
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                         The Coca-Cola Co.                                                 41,400         2,132,100
                                         Coca-Cola Enterprises, Inc.                                        3,100            52,483
                                         Constellation Brands, Inc. Class A (b)                            33,000           710,160
                                         Dr. Pepper Snapple Group, Inc. (b)                                12,240           253,001
                                         Pepsi Bottling Group, Inc.                                         1,600            44,560
                                         PepsiAmericas, Inc.                                               14,400           340,848
                                                                                                                    ---------------
                                                                                                                          3,533,152
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                     Amgen, Inc. (b)                                                    2,300           144,049
                                         Senomyx, Inc. (b)                                                 38,500           195,195
                                                                                                                    ---------------
                                                                                                                            339,244
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.7%                   The Bank of New York Mellon Corp. (e)                            170,479   $     6,052,004
                                         Lehman Brothers Holdings, Inc.                                    44,500           771,630
                                         Northern Trust Corp.                                              74,900         5,854,933
                                         State Street Corp.                                               133,800         9,585,432
                                                                                                                    ---------------
                                                                                                                         22,263,999
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                         CF Industries Holdings, Inc.                                         600            98,076
                                         Celanese Corp. Series A                                            1,800            69,354
                                         The Dow Chemical Co.                                              96,900         3,227,739
                                         E.I. du Pont de Nemours & Co.                                     65,100         2,852,031
                                         Lubrizol Corp.                                                     1,100            54,780
                                         Terra Industries, Inc.                                             1,900           102,600
                                                                                                                    ---------------
                                                                                                                          6,404,580
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                  U.S. Bancorp                                                      32,000           979,520
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%    Manpower, Inc.                                                       800            38,400
                                         Republic Services, Inc. Class A                                    2,100            68,250
                                                                                                                    ---------------
                                                                                                                            106,650
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.0%          3Com Corp. (b)                                                   548,700         1,031,556
                                         Ciena Corp. (b)                                                  107,000         2,211,690
                                         Cisco Systems, Inc. (b)                                          356,100         7,830,639
                                         Comverse Technology, Inc. (b)                                    178,300         2,670,934
                                         Corning, Inc.                                                    176,800         3,537,768
                                         Extreme Networks, Inc. (b)                                        38,400           112,512
                                         JDS Uniphase Corp. (b)                                            21,650           236,634
                                         Juniper Networks, Inc. (b)                                         2,000            52,060
                                         Motorola, Inc.                                                   113,900           984,096
                                         Polycom, Inc. (b)                                                151,800         3,582,480
                                         QUALCOMM, Inc.                                                    62,400         3,453,216
                                         Tellabs, Inc. (b)                                                  3,900            20,046
                                                                                                                    ---------------
                                                                                                                         25,723,631
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.7%           EMC Corp. (b)                                                      3,500            52,535
                                         Hewlett-Packard Co.                                              246,400        11,038,720
                                         International Business Machines Corp.                             55,700         7,128,486
                                         Lexmark International, Inc. Class A (b)                           53,300         1,869,764
                                         SanDisk Corp. (b)                                                 93,600         1,319,760
                                         Seagate Technology                                                 2,700            40,419
                                         Sun Microsystems, Inc. (b)                                        81,975           871,394
                                         Western Digital Corp. (b)                                          2,900            83,491
                                                                                                                    ---------------
                                                                                                                         22,404,569
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%        Foster Wheeler Ltd. (b)                                           68,584         3,893,514
                                         KBR, Inc.                                                         28,421           809,999
                                                                                                                    ---------------
                                                                                                                          4,703,513
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.0%                  Discover Financial Services, Inc.                                    350             5,128
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%            Crown Holdings, Inc. (b)                                          49,600         1,390,288
                                         Owens-Illinois, Inc. (b)                                           1,700            71,808
                                         Smurfit-Stone Container Corp. (b)                                 54,600           311,766
                                                                                                                    ---------------
                                                                                                                          1,773,862
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                      Genuine Parts Co.                                                  1,400            56,154
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%    Bank of America Corp.                                             16,400           539,560

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         JPMorgan Chase & Co.                                              45,100   $     1,832,413
                                                                                                                    ---------------
                                                                                                                          2,371,973
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            AT&T Inc.                                                        418,587        12,896,665
Services - 1.9%                          CenturyTel, Inc.                                                   1,400            52,066
                                         Embarq Corp.                                                       8,635           395,224
                                         FairPoint Communications, Inc.                                     4,103            28,475
                                         General Communication, Inc. Class A (b)                           49,300           442,221
                                         Qwest Communications International Inc.                          554,400         2,123,352
                                         Verizon Communications, Inc.                                     249,200         8,482,768
                                         Windstream Corp.                                                  39,891           475,501
                                                                                                                    ---------------
                                                                                                                         24,896,272
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%                Duke Energy Corp.                                                  3,600            63,288
                                         Exelon Corp.                                                       9,500           746,890
                                         FPL Group, Inc.                                                   43,300         2,794,149
                                         FirstEnergy Corp.                                                    900            66,195
                                         PPL Corp.                                                         39,300         1,845,528
                                         RusHydro (b)                                                  44,754,400         2,953,790
                                                                                                                    ---------------
                                                                                                                          8,469,840
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   Avnet, Inc. (b)                                                    1,400            38,164
Instruments - 0.1%                       Mettler Toledo International, Inc. (b)                             3,400           365,534
                                         Tyco Electronics Ltd.                                             21,775           721,623
                                                                                                                    ---------------
                                                                                                                          1,125,321
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%       Complete Production Services, Inc. (b)                            63,300         2,015,472
                                         ENSCO International, Inc.                                          9,100           629,174
                                         Global Industries Ltd. (b)                                       122,100         1,457,874
                                         Halliburton Co.                                                   44,150         1,978,803
                                         Key Energy Services, Inc. (b)                                     40,825           655,649
                                         Nabors Industries Ltd. (b)                                        18,700           681,802
                                         National Oilwell Varco, Inc. (b)                                  55,172         4,338,174
                                         Noble Corp.                                                       11,000           570,570
                                         Patterson-UTI Energy, Inc.                                         3,300            93,786
                                         Schlumberger Ltd.                                                 50,300         5,110,480
                                         Smith International, Inc.                                         15,400         1,145,452
                                         Transocean, Inc.                                                  14,230         1,935,707
                                         Weatherford International Ltd. (b)                                33,700         1,271,501
                                                                                                                    ---------------
                                                                                                                         21,884,444
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%          CVS Caremark Corp.                                                33,070         1,207,055
                                         The Kroger Co.                                                     2,100            59,388
                                         SUPERVALU, Inc.                                                   16,291           417,375
                                         Wal-Mart Stores, Inc.                                             13,600           797,232
                                                                                                                    ---------------
                                                                                                                          2,481,050
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                     ConAgra Foods, Inc.                                               39,400           854,192
                                         H.J. Heinz Co.                                                    31,793         1,601,731
                                         Hormel Foods Corp.                                                 2,200            79,574
                                         Kraft Foods, Inc.                                                149,104         4,744,489
                                         Sara Lee Corp.                                                    34,200           467,172
                                                                                                                    ---------------
                                                                                                                          7,747,158
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies         Baxter International, Inc.                                        16,700   $     1,145,787
- 0.8%                                   Boston Scientific Corp. (b)                                       47,200           561,208
                                         Covidien Ltd.                                                     24,975         1,229,769
                                         Hologic, Inc. (b)                                                129,400         2,390,018
                                         Medtronic, Inc.                                                   89,300         4,717,719
                                                                                                                    ---------------
                                                                                                                         10,044,501
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services         Aetna, Inc.                                                      104,700         4,293,747
- 2.5%                                   AmerisourceBergen Corp.                                           34,600         1,448,702
                                         Cigna Corp.                                                      197,800         7,322,556
                                         Coventry Health Care, Inc. (b)                                    43,500         1,538,595
                                         DaVita, Inc. (b)                                                  20,400         1,139,340
                                         Express Scripts, Inc. (b)                                          1,300            91,702
                                         HealthSouth Corp. (b)(d)                                          31,260           513,289
                                         Humana, Inc. (b)                                                  88,200         3,872,862
                                         McKesson Corp.                                                    30,400         1,702,096
                                         Medco Health Solutions, Inc. (b)                                  34,500         1,710,510
                                         PharMerica Corp. (b)                                               1,475            34,884
                                         UnitedHealth Group, Inc.                                         173,200         4,863,456
                                         WellPoint, Inc. (b)                                               80,250         4,209,112
                                                                                                                    ---------------
                                                                                                                         32,740,851
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%     International Game Technology                                     76,500         1,660,815
                                         McDonald's Corp.                                                  46,900         2,804,151
                                         Panera Bread Co. Class A (b)(d)                                  176,862         8,860,786
                                                                                                                    ---------------
                                                                                                                         13,325,752
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                Mohawk Industries, Inc. (b)                                          800            47,176
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.8%                The Procter & Gamble Co.                                         161,200        10,555,376
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                       Accenture Ltd. Class A                                             1,400            58,464
                                         Affiliated Computer Services, Inc. Class A (b)                     1,800            86,760
                                         Computer Sciences Corp. (b)                                        1,300            61,581
                                         Electronic Data Systems Corp.                                      1,800            44,658
                                         Hewitt Associates, Inc. Class A (b)                                2,400            88,440
                                         SAIC, Inc. (b)                                                     5,100            96,339
                                                                                                                    ---------------
                                                                                                                            436,242
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &            The AES Corp. (b)                                                 62,300         1,005,522
Energy Traders - 0.5%                    Constellation Energy Group, Inc.                                  28,000         2,328,480
                                         Dynegy, Inc. Class A (b)                                         103,000           693,190
                                         Mirant Corp. (b)                                                  39,900         1,221,339
                                         NRG Energy, Inc. (b)                                              28,600         1,037,894
                                                                                                                    ---------------
                                                                                                                          6,286,425
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.8%          3M Co.                                                            33,500         2,358,065
                                         General Electric Co. (e)                                         724,900        20,507,421
                                         Textron, Inc.                                                      1,200            52,164
                                         Tyco International Ltd.                                           21,175           943,558
                                                                                                                    ---------------
                                                                                                                         23,861,208
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%                         ACE Ltd.                                                          93,300         4,730,310
                                         The Allstate Corp.                                                69,500         3,212,290
                                         American International Group, Inc. (e)                           420,600        10,956,630
                                         Assurant, Inc.                                                    28,100         1,689,372
                                         Axis Capital Holdings Ltd.                                         1,400            44,352

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         CNA Financial Corp.                                                1,300   $        34,697
                                         Chubb Corp.                                                       32,900         1,580,516
                                         Darwin Professional Underwriters, Inc. (b)                        10,800           334,260
                                         Endurance Specialty Holdings Ltd.                                 62,000         1,897,200
                                         Everest Re Group Ltd.                                             12,000           981,600
                                         Fidelity National Title Group, Inc. Class A (d)                  237,500         3,173,000
                                         Genworth Financial, Inc. Class A                                   1,400            22,358
                                         Hartford Financial Services Group, Inc.                           32,500         2,060,175
                                         IPC Holdings, Ltd.                                                40,700         1,306,470
                                         Lincoln National Corp.                                               700            33,390
                                         Loews Corp.                                                        1,400            62,384
                                         Marsh & McLennan Cos., Inc.                                       26,700           754,275
                                         MetLife, Inc.                                                     12,000           609,240
                                         Platinum Underwriters Holdings Ltd.                               23,000           830,300
                                         The Progressive Corp.                                             51,300         1,038,825
                                         Prudential Financial, Inc.                                         7,200           496,584
                                         RenaissanceRe Holdings Ltd.                                       25,500         1,297,185
                                         The Travelers Cos., Inc.                                          64,900         2,863,388
                                         XL Capital Ltd. Class A                                          239,300         4,281,077
                                                                                                                    ---------------
                                                                                                                         44,289,878
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%         Expedia, Inc. (b)                                                  2,300            45,011
                                         Liberty Media Holding Corp. - Interactive (b)                      3,415            47,912
                                                                                                                    ---------------
                                                                                                                             92,923
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.5%      Google, Inc. Class A (b)(e)                                       13,400         6,348,250
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%      Hasbro, Inc.                                                       2,000            77,440
                                         Mattel, Inc.                                                     105,400         2,113,270
                                                                                                                    ---------------
                                                                                                                          2,190,710
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.4%    Applied Biosystems, Inc.                                           5,700           210,501
                                         Invitrogen Corp. (b)                                               6,800           301,580
                                         PerkinElmer, Inc.                                                  8,700           253,170
                                         Thermo Fisher Scientific, Inc. (b)                                26,000         1,573,520
                                         Varian, Inc. (b)                                                   3,400           167,960
                                         Waters Corp. (b)                                                  32,650         2,218,241
                                                                                                                    ---------------
                                                                                                                          4,724,972
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                         AGCO Corp. (b)                                                     1,400            83,790
                                         Cummins, Inc.                                                      1,400            92,876
                                         Deere & Co.                                                        1,200            84,192
                                         Dover Corp.                                                        2,200           109,186
                                         Ingersoll-Rand Co. Class A                                         2,300            82,800
                                         Pall Corp.                                                         6,900           278,898
                                         Parker Hannifin Corp.                                              1,100            67,848
                                         SPX Corp.                                                          1,100           139,458
                                                                                                                    ---------------
                                                                                                                            939,048
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                            American Commercial Lines, Inc. (b)(d)                           272,300         3,117,835
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.9%                             Comcast Corp. Class A                                            352,900         7,276,798
                                         DISH Network Corp. (b)                                             2,900            85,318
                                         Discovery Holding Co. (b)                                          4,800            95,424
                                         Idearc, Inc. (b)                                                   7,026             9,204

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         Liberty Media Corp. - Entertainment Class A (b)                       68   $         1,674
                                         Liberty Media Holding Corp. - Capital (b)                             17               264
                                         Time Warner, Inc.                                                 35,300           505,496
                                         Viacom, Inc. Class B (b)                                          46,450         1,297,348
                                         Virgin Media, Inc.                                               157,350         1,765,467
                                                                                                                    ---------------
                                                                                                                         11,036,993
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                   AK Steel Holding Corp.                                             1,400            88,900
                                         Alcoa, Inc.                                                       43,700         1,474,875
                                         Freeport-McMoRan Copper & Gold, Inc. Class B                      17,600         1,702,800
                                         Newmont Mining Corp. (d)                                         183,300         8,791,068
                                         Nucor Corp.                                                        1,500            85,830
                                         Reliance Steel & Aluminum Co.                                      1,500            94,740
                                         United States Steel Corp.                                         29,500         4,730,620
                                                                                                                    ---------------
                                                                                                                         16,968,833
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                   CMS Energy Corp.                                                  50,600           683,100
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                  Big Lots, Inc. (b)                                                 2,300            70,058
                                         Family Dollar Stores, Inc.                                         1,900            44,270
                                                                                                                    ---------------
                                                                                                                            114,328
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                Xerox Corp.                                                      235,400         3,210,856
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.1%       Alliance Resource Partners LP (d)                                 25,300         1,218,701
                                         Anadarko Petroleum Corp.                                          30,700         1,777,837
                                         Apache Corp.                                                      15,300         1,716,201
                                         CNX Gas Corp. (b)                                                 56,300         1,758,249
                                         Chevron Corp. (e)                                                148,250        12,536,020
                                         Cimarex Energy Co.                                                 1,500            78,165
                                         ConocoPhillips                                                    99,600         8,129,352
                                         Consol Energy, Inc.                                               98,700         7,342,293
                                         Devon Energy Corp.                                                44,000         4,175,160
                                         El Paso Corp.                                                    383,600         6,877,948
                                         Exxon Mobil Corp. (e)                                            230,100        18,506,943
                                         Foundation Coal Holdings, Inc.                                    59,050         3,507,570
                                         Frontline Ltd.                                                     1,700           109,089
                                         Hess Corp.                                                        18,500         1,875,900
                                         Marathon Oil Corp.                                                84,300         4,170,321
                                         Murphy Oil Corp.                                                  21,400         1,706,222
                                         Noble Energy, Inc.                                                 1,200            88,644
                                         Occidental Petroleum Corp.                                        37,050         2,920,651
                                         Stone Energy Corp. (b)                                            15,400           785,708
                                         Sunoco, Inc.                                                         800            32,488
                                         Valero Energy Corp.                                                1,100            36,751
                                                                                                                    ---------------
                                                                                                                         79,350,213
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%           International Paper Co.                                          113,700         3,151,764
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                 Avon Products, Inc.                                               29,700         1,259,280
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.5%                   Abbott Laboratories                                               76,200         4,293,108
                                         Bristol-Myers Squibb Co. (d)                                     587,800        12,414,336
                                         Eli Lilly & Co.                                                   54,800         2,581,628
                                         Endo Pharmaceuticals Holdings, Inc. (b)                           15,000           347,250
                                         Forest Laboratories, Inc. (b)                                     21,900           777,669
                                         Johnson & Johnson                                                220,600        15,104,482

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         King Pharmaceuticals, Inc. (b)                                    21,400   $       246,314
                                         Merck & Co., Inc.                                                132,875         4,371,587
                                         Pfizer, Inc.                                                     479,100         8,944,797
                                         Schering-Plough Corp.                                            134,300         2,831,044
                                         Valeant Pharmaceuticals International (b)                        164,300         2,812,816
                                         Wyeth                                                             80,800         3,274,016
                                                                                                                    ---------------
                                                                                                                         57,999,047
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            Ventas, Inc.                                                      14,900           668,414
(REITs) - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 The St. Joe Co. (b)                                               89,100         3,121,173
Development - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.9%                       Burlington Northern Santa Fe Corp.                               180,700        18,816,291
                                         CSX Corp.                                                          1,600           108,128
                                         Norfolk Southern Corp.                                            53,300         3,833,336
                                         Ryder System, Inc.                                                 1,400            92,344
                                         Union Pacific Corp.                                              173,600        14,311,584
                                                                                                                    ---------------
                                                                                                                         37,161,683
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           Applied Materials, Inc.                                           63,600         1,101,552
Equipment - 0.7%                         Intel Corp.                                                      338,400         7,509,096
                                         Intersil Corp. Class A                                             2,000            48,260
                                         LSI Corp. (b)                                                     13,800            95,772
                                         Novellus Systems, Inc. (b)                                         1,800            36,666
                                         Texas Instruments, Inc.                                           13,900           338,882
                                         Xilinx, Inc.                                                       3,500            86,905
                                                                                                                    ---------------
                                                                                                                          9,217,133
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.8%                          BMC Software, Inc. (b)                                             1,300            42,757
                                         Borland Software Corp. (b)                                         7,800            12,090
                                         CA, Inc.                                                         183,500         4,378,310
                                         Cadence Design Systems, Inc. (b)                                   2,400            17,736
                                         Microsoft Corp.                                                  722,700        18,587,844
                                         Novell, Inc. (b)                                                  47,800           266,246
                                         Oracle Corp. (b)                                                   3,500            75,355
                                         Symantec Corp. (b)                                                 4,900           103,243
                                         Synopsys, Inc. (b)                                                 2,000            48,040
                                                                                                                    ---------------
                                                                                                                         23,531,621
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                  The Gap, Inc.                                                      5,500            88,660
                                         Ross Stores, Inc.                                                  2,800           106,288
                                         TJX Cos., Inc.                                                     3,200           107,872
                                                                                                                    ---------------
                                                                                                                            302,820
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods         Hanesbrands, Inc. (b)                                              4,350            93,264
- 0.0%                                   Unifi, Inc. (b)                                                  127,500           404,175
                                                                                                                    ---------------
                                                                                                                            497,439
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                           Altria Group, Inc.                                                93,500         1,902,725
                                         Lorillard, Inc. (b)                                                1,000            67,110
                                         Philip Morris International, Inc.                                 74,400         3,842,760
                                         Reynolds American, Inc.                                            1,000            55,830
                                                                                                                    ---------------
                                                                                                                          5,868,425
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.2%     Macquarie Infrastructure Co. LLC                                 114,300         2,562,606
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               Sprint Nextel Corp. (b)(d)                                       256,500   $     2,087,910
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the United States                                       588,461,275
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks - 86.8%                                                  1,124,410,364
-----------------------------------------------------------------------------------------------------------------------------------
                                         Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                         iShares MSCI Brazil (Free) Index Fund (d)                         57,900         4,703,796
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Exchange-Traded Funds in Brazil                                            4,703,796
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                         iShares MSCI South Korea Index Fund                               37,800         1,890,000
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Exchange-Traded Funds in South Korea                                       1,890,000
-----------------------------------------------------------------------------------------------------------------------------------
United States - 5.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Consumer Staples Select Sector SPDR Fund                         112,700         3,083,472
                                         Health Care Select Sector SPDR Fund                              113,700         3,632,715
                                         iShares Dow Jones U.S. Financial Sector
                                         Index Fund                                                        17,700         1,279,356
                                         iShares Dow Jones U.S. Technology Sector
                                         Index Fund (d)                                                    36,100         1,929,545
                                         iShares Dow Jones U.S. Telecommunications
                                         Sector Index Fund (d)                                             54,800         1,274,648
                                         iShares Silver Trust (b)                                         288,400         5,055,652
                                         SPDR(R) Gold Trust (b)(d)                                        270,700        24,376,535
                                         Technology Select Sector SPDR Fund                               794,500        17,757,075
                                         Telecom HOLDRs Trust                                              15,500           444,850
                                         Utilities Select Sector SPDR Fund                                184,900         7,040,992
                                         Vanguard Telecommunication Services ETF                            1,900           115,368
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Exchange-Traded Funds in the United States                                65,990,208
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Exchange-Traded Funds - 5.6%                                              72,584,004
-----------------------------------------------------------------------------------------------------------------------------------
                                         Mutual Fund
-----------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Vietnam Enterprise Investments Ltd. - R Shares (b)               199,954           469,892
                                         Vinaland Ltd. (b)                                              1,723,580         2,031,756
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Mutual Fund - 0.2%                                                         2,501,648
-----------------------------------------------------------------------------------------------------------------------------------
                                         Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%    Citigroup, Inc. Series T, 6.50% (f)                               90,000         3,981,600
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                         XL Capital Ltd., 10.75% (f)                                       17,012           425,300
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Stocks - 0.3%                                                    4,406,900
-----------------------------------------------------------------------------------------------------------------------------------
                                         Warrant (g)
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                   New Gold, Inc. (expires 4/03/12)                                 170,500            16,651
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Warrant - 0.0%                                                                16,651
-----------------------------------------------------------------------------------------------------------------------------------
                                         Right
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%    Suez Environnement SA (h)                                         36,345           261,352
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Right - 0.0%                                                                 261,352
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                         Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Par
                                         Corporate Bonds                                                 (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%           Sino-Forest Corp., 5%, 8/01/13 (c)(f)                        $     2,000   $     2,006,400
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in Canada                                                  2,006,400
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                       Brilliance China Finance Ltd., 0%, 6/07/11 (f)(i)                  1,831         1,863,042
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                     Chaoda Modern Agriculture Holdings Ltd., 0%,
                                         5/08/11 (f)(i)                                               HKD   9,080         1,654,006
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in China                                                   3,517,048
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%     FU JI Food and Catering Services Holdings Ltd.,
                                         0%, 10/18/10 (f)(i)                                          CNY   5,000           578,179
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (f)              $       200           233,250
Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in Hong Kong                                                 811,429
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                       Tata Motors Ltd., 1%, 4/27/11 (f)                                  1,945         1,865,877
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                   Gujarat NRE Coke Ltd., 0%, 4/12/11 (f)(i)                          1,000         1,650,000
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in India                                                   3,515,877
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%    Feringghi Capital Ltd., 0%, 12/22/09 (f)(i)                          600           669,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)                        5,700         6,396,654
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%     Berjaya Land Bhd, 8%, 8/15/11 (f)                            MYR   5,890         1,877,863
                                         Resorts World Bhd, 0%, 9/19/08 (f)(i)                                420           175,616
                                                                                                                    ---------------
                                                                                                                          2,053,479
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                   YTL Power Finance Cayman Ltd., 0%,                           $     3,500         3,985,243
                                         5/09/10 (f)(i)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in Malaysia                                               13,104,376
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 Keppel Land Ltd., 2.50%, 6/23/13 (f)                         SGD   1,000           729,857
Development - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in Singapore                                                 729,857
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                         Shin Kong Financial Holding Co. Ltd., 0%,
                                         6/17/09 (f)(i)                                               $        20            19,086
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in Taiwan                                                     19,086
-----------------------------------------------------------------------------------------------------------------------------------
United Arab Emirates - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%       Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)                           6,680         6,178,132
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in the United Arab Emirates                                6,178,132
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                     Cell Genesys, Inc., 3.125%, 11/01/11 (f)                              90            64,575
                                         Nabi Biopharmaceuticals, 2.875%, 4/15/25 (f)                          50            44,500
                                                                                                                    ---------------
                                                                                                                            109,075
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                  Preferred Term Securities XXIV, Ltd., 5.965%,
                                         3/22/37 (c)                                                        1,200           591,000

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
                                         Corporate Bonds                                                 (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         Preferred Term Securities XXV, Ltd., 5.758%, 6/22/37         $     1,150   $       549,125
                                         Preferred Term Securities XXVI, Ltd., 6.191%, 9/22/37                970           455,900
                                         Preferred Term Securities XXVII, Ltd., 6.29%, 12/22/37               900           702,000
                                                                                                                    ---------------
                                                                                                                          2,298,025
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                     IOI Capital Bhd Series IOI, 0%, 12/18/11 (f)(i)                    3,150         3,957,187
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%       McMoRan Exploration Co., 5.25%, 10/06/11 (f)                         480           796,200
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds in the United States                                       7,160,487
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds - 2.9%                                                    37,042,692
-----------------------------------------------------------------------------------------------------------------------------------
                                         Structured Notes
-----------------------------------------------------------------------------------------------------------------------------------
United States - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         JPMorgan Chase & Co. (Bearish Buffered Return
                                         Enhanced Notes Linked Inversely to the
                                         S&P 500), 5/04/09                                                 18,400        23,610,880
                                         Morgan Stanley (Bear Market PLUS S&P 500 Linked
                                         Notes), 5/07/09 (b)                                                8,756        11,150,766
                                         UBS AG (Gold Linked Notes), 3/23/09 (b)                            5,600         7,089,040
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Structured Notes - 3.2%                                                   41,850,686
-----------------------------------------------------------------------------------------------------------------------------------
                                         U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                         U.S. Treasury Notes, 4%, 6/15/09                                   9,500         9,643,241
                                         U.S. Treasury Notes, 4.875%, 6/30/09                               8,100         8,289,208
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total U.S. Government Obligations - 1.4%                                        17,932,449
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Fixed Income Securities - 7.5%                                            96,825,827
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Long-Term Investments                                                  1,301,006,746
                                         (Cost - $1,241,251,704) - 100.4%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Beneficial
                                                                                                        Interest
                                         Short-Term Securities                                           (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                         BlackRock Liquidity Series, LLC                              $    47,134        47,133,650
                                         Money Market Series, 2.63% (j)(k)(l)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities
                                         (Cost - $47,133,650) - 3.6%                                                     47,133,650
-----------------------------------------------------------------------------------------------------------------------------------

                                         Options Purchased                                              Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                             Bristol-Myers Squibb Co., expiring
                                         January 2009 at $35                                                1,020             3,060
                                         General Motors Corp., expiring
                                         January 2010 at $50                                                  592            20,424
                                         General Motors Corp., expiring
                                         January 2010 at $60                                                  558            11,997

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                         Options Purchased                                              Contracts        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         JPMorgan Euro STOXX Index C 6/19/09,
                                         expiring July 2009 at $0.001                                       8,700   $            87
                                         JPMorgan Euro STOXX Index C 6/19/09,
                                         expiring June 2009 at $0.001                                      10,057            27,155
                                         Lockheed Martin Corp., expiring
                                         January 2009 at $115                                                 467           168,120
                                         Medtronic, Inc., expiring January 2009
                                         at $50                                                               152            81,320
                                         Medtronic, Inc., expiring January 2009
                                         at $55                                                               106            28,090
                                         Medtronic, Inc., expiring January 2009
                                         at $60                                                               501            50,100
                                         Northrop Grumman Corp., expiring
                                         January 2009 at $80                                                  555            79,087
                                         Raytheon Co., expiring January 2009
                                         at $70                                                               874            56,810
                                         SPDR(R) Gold Trust, expiring September 2008
                                         at $100                                                            5,235           353,363
                                                                                                                    ---------------
                                                                                                                            879,613
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                              Bed Bath & Beyond, Inc., expiring
                                         August 2008 at $25                                                   832            16,640
                                         Kohl's Corp., expiring January 2009 at $40                           507           220,545
                                         Russell 2000 Index, expiring September 2008
                                         at $670                                                              250           295,000
                                         S&P 500 Listed Option, expiring August 2008
                                         at  $120                                                             339           174,585
                                         S&P 500 Listed Option, expiring August 2008
                                         at $121                                                              346           216,250
                                         S&P 500 Listed Option, expiring August 2008
                                         at $121.5                                                            290           211,700
                                         S&P 500 Listed Option, expiring August 2008
                                         at $122                                                              935           729,300
                                         S&P 500 Listed Option, expiring August 2008
                                         at $124                                                              191           236,840
                                         S&P 500 Listed Option, expiring August 2008
                                         at $125                                                              128           199,680
                                         Williams-Sonoma, Inc., expiring
                                         August 2008 at $20                                                   729           200,475
                                                                                                                    ---------------
                                                                                                                          2,501,015
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Options Purchased
                                         (Cost - $11,481,801) - 0.3%                                                      3,380,628
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments Before Options Written and
                                         Investments Sold Short
                                         (Cost - $1,299,867,155*) - 104.3%                                            1,351,521,024
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                         Options Purchased                                              Contracts        Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                             Aetna, Inc., expiring January 2009 at $50                            264   $       (34,320)
                                         Boeing Co., expiring January 2009 at $75                             122           (16,165)
                                         Boeing Co., expiring January 2009 at $85                             125            (4,375)
                                         Burlington Northern Santa Fe Corp.,
                                         expiring January 2009 at $90                                         774        (1,493,820)
                                         Cigna Corp., expiring January 2009 at $40                            252           (69,300)
                                         Cigna Corp., expiring January 2009 at $43.375                        675          (109,687)
                                         Consol Energy, Inc., expiring January 2009
                                         at $45                                                               496        (1,587,200)
                                         Corning, Inc., expiring January 2009 at $25                          692           (43,250)
                                         Corning, Inc., expiring January 2009 at $30                          939           (16,433)
                                         The Dow Chemical Co., expiring January 2009
                                         at $35                                                               684          (129,960)
                                         E.I. du Pont de Nemours & Co., expiring
                                         January 2009 at $45                                                  424          (109,180)
                                         Foster Wheeler Ltd., expiring August 2008
                                         at $77.5                                                             253            (2,530)
                                         Foster Wheeler Ltd., expiring January 2009
                                         at $67.5                                                             112           (46,480)
                                         Hewlett-Packard Co., expiring January 2009
                                         at $47.5                                                           1,290          (338,625)
                                         Hewlett-Packard Co., expiring January 2009
                                         at $50                                                               758          (128,860)
                                         Hologic, Inc., expiring January 2009 at $25                          167            (7,933)
                                         Humana, Inc., expiring January 2009 at $45                           259          (126,910)
                                         Humana, Inc., expiring January 2009 at $50                           137           (41,100)
                                         International Game Technology, expiring
                                         January 2009 at $25                                                  765          (120,487)
                                         Kraft Foods, Inc., expiring January 2009 at $30                      755          (217,062)
                                         Lehman Brothers Holdings, Inc., expiring
                                         October 2008 at $32                                                  376            (9,776)
                                         Lexmark International, Inc. Class A,
                                         expiring January 2009 at $35                                         533          (213,200)
                                         Mattel, Inc., expiring January 2009 at $17.5                       1,054          (363,630)
                                         Mechel OAO, expiring January 2009 at $20                           1,077          (640,815)
                                         Norfolk Southern Corp., expiring January 2009
                                         at $55                                                               494          (938,600)
                                         Panera Bread Co. Class A, expiring January 2009
                                         at $40                                                             1,175        (1,351,250)
                                         Panera Bread Co. Class A, expiring January 2009
                                         at $55                                                               135           (48,600)
                                         Polycom, Inc., expiring January 2009 at $25                          181           (39,368)
                                         Polycom, Inc., expiring January 2009 at $30                        1,160           (78,300)
                                         SanDisk Corp., expiring January 2009 at $15                          402           (83,817)
                                         SanDisk Corp., expiring January 2009 at $17.5                        267           (34,042)
                                         SanDisk Corp., expiring January 2009 at $20                          267           (20,693)
                                         The St. Joe Co., expiring January 2009 at $35                        443          (163,910)
                                         The St. Joe Co., expiring January 2009 at $40                        380           (61,750)
                                         The St. Joe Co., expiring January 2009 at $45                         68            (4,420)

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                         Options Purchased                                              Contracts        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         State Street Corp., expiring January 2009 at $70                     131   $      (128,380)
                                         State Street Corp., expiring January 2009 at $75                     322          (231,840)
                                         State Street Corp., expiring January 2009 at $80                      52           (26,520)
                                         Unilever NV, expiring January 2009 at $30                            232           (25,520)
                                         United States Steel Corp., expiring January 2009
                                         at $110                                                              200        (1,156,000)
                                         UnitedHealth Group, Inc., expiring January 2009
                                         at $30                                                               240           (57,600)
                                         UnitedHealth Group, Inc., expiring January 2009
                                         at $35                                                               962           (96,200)
                                         Valeant Pharmaceuticals International, expiring
                                         January 2009 at $12.5                                                929          (459,855)
                                         Valeant Pharmaceuticals International, expiring
                                         January 2009 at $15                                                  714          (223,125)
                                         Viacom, Inc. Class B, expiring January 2009
                                         at $30                                                               266           (49,875)
                                         WellPoint, Inc., expiring January 2009 at $55                        577          (245,225)
                                         Xerox Corp., expiring January 2009 at $20                            674            (6,740)
                                                                                                                    ---------------
                                                                                                                        (11,402,728)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                              Russell 2000 Index, expiring September 2008
                                         at $550                                                              144            (7,920)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Options Written
                                         (Premiums Received - $9,246,724) - (0.9)%                                      (11,410,648)
-----------------------------------------------------------------------------------------------------------------------------------

                                         Investments Sold Short                                            Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                         Bed Bath & Beyond, Inc.                                        (179,300)        (4,989,919)
                                         Best Buy Co., Inc.                                              (77,800)        (3,090,216)
                                         Black & Decker, Corp.                                           (23,700)        (1,422,474)
                                         CBS Corp.                                                       (33,500)          (548,060)
                                         Carnival Corp.                                                 (143,100)        (5,286,114)
                                         D.R. Horton Inc.                                               (182,000)        (2,023,840)
                                         Ford Motor Co.                                                 (118,560)          (569,088)
                                         iShares Russell 2000 Index Fund                                (722,470)       (51,237,572)
                                         Kohl's Corp.                                                    (81,980)        (3,435,782)
                                         Leggett & Platt, Inc.                                          (137,000)        (2,671,500)
                                         Magna International Inc.                                        (15,900)          (939,690)
                                         Masco Corp.                                                    (211,400)        (3,485,986)
                                         Staples Inc.                                                    (93,310)        (2,099,475)
                                         Wachovia Corp.                                                  (35,700)          (616,539)
                                         Wells Fargo & Co.                                               (27,400)          (829,398)
                                         Williams-Sonoma, Inc.                                          (116,710)        (2,035,422)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments Sold Short
                                         (Proceeds - $92,800,841) - (6.6)%                                              (85,281,076)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments, Net of Investments
                                         Sold Short and Options Written
                                         (Cost - $1,197,819,590)  - 96.8%                                             1,254,829,300

                                         Other Assets Less Liabilities - 3.2%                                            41,026,221
                                                                                                                    ---------------
                                         Net Assets - 100.0%                                                        $ 1,295,855,521
                                                                                                                    ===============

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,303,651,175
                                                                ===============
      Gross unrealized appreciation                             $   164,192,678
      Gross unrealized depreciation                                (116,322,829)
                                                                ---------------
      Net unrealized appreciation                               $    47,869,849
                                                                ===============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(d)   Security, or a portion of security, is on loan.
(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)   Convertible security.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h)   The rights may be exercised until 10/22/08.
(i)   Represents a zero coupon bond.
(j)   Security was purchased with the cash proceeds from securities loans.
(k)   Represents the current yield as of report date.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                      Activity          Interest
      Affiliate                                        (000)             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC,
        Money Market Series                           $23,708          $ 164,952
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized indexes or ratings group indexes, and/or as defined by Fund management. This definition may apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o     Forward foreign currency contracts as of July 31, 2008 were as follows:

      --------------------------------------------------------------------------
             Currency                Currency         Settlement     Unrealized
            Purchased                  Sold             Date        Depreciation
      --------------------------------------------------------------------------
      JPY     2,181,967,000      $   20,388,976       8/07/08        $ (156,202)
      EUR        26,873,867      $   42,269,905       8/08/08          (368,810)
      --------------------------------------------------------------------------
      Total                                                          $ (525,012)
                                                                     ==========

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)

o     Financial futures contracts purchased as of July 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
                                                               Expiration            Face           Appreciation
      Contracts           Issue              Exchange             Date               Value         (Depreciation)
      ----------------------------------------------------------------------------------------------------------
            10       Dax Index 25 Euro        Eurex
                                           Deutschland       September 2008      $  2,687,595      $   (143,100)
            50       DJ Euro Stoxx 50         Eurex
                                           Deutschland       September 2008         2,640,973            (5,618)
            26        Hang Seng Index      Hong Kong          August 2008           3,691,002           104,053
            384        S&P 500 Index          Chicago        September 2008       126,874,135        (5,232,535)
            12        S&P TSE 60 Index       Montreal        September 2008         2,127,251          (221,220)
            70       Taiwan MSCI Simex
                          Index             Singapore         August 2008           1,857,380            31,920
            170        Topix Index            Tokyo          September 2008        22,135,484        (1,627,072)
      ----------------------------------------------------------------------------------------------------------
      Total                                                                                        $ (7,093,572)
                                                                                                   =============

o     Financial futures contracts sold as of July 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------

                                                               Expiration            Face            Unrealized
      Contracts           Issue              Exchange             Date               Value          Appreciation
      ----------------------------------------------------------------------------------------------------------
             26        FTSE 100 Index         LIFFE          September 2008      $ 2,850,473       $     64,685
            113      Russell Mini Future     Chicago         September 2008        8,344,211            259,061
      ----------------------------------------------------------------------------------------------------------
      Total                                                                                        $    323,746
                                                                                                   ============

o     Swaps outstanding as of July 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                         Notional
                                                                         Amount          Unrealized
                                                                          (000)         Appreciation
      ----------------------------------------------------------------------------------------------
      Bought credit default protection on DaimlerChrysler NA
      Holding Corp. and pay 0.53%

      Broker JPMorgan Chase
      Expires June 2011                                                EUR     160        $ 1,093

      Bought credit default protection on Carnival Corp.
      and pay 0.25%

      Broker JPMorgan Chase
      Expires September 2011                                             $     310          8,479

      Bought credit default protection on Whirlpool Corp.
      and pay 0.48%

      Broker JPMorgan Chase
      Expires September 2011                                             $     103          1,641

      Bought credit default protection on McDonald's Corp.
      and pay 0.16%

      Broker JPMorgan Chase
      Expires September 2011                                             $     103             78

BlackRock Global Dynamic Equity Fund
Schedule of Investments July 31, 2008 (Unaudited)

      --------------------------------------------------------------------------------------------
                                                                         Notional
                                                                         Amount        Unrealized
                                                                          (000)       Appreciation
      --------------------------------------------------------------------------------------------
      Bought credit default protection on JC Penney Corp., Inc.
      and pay 0.53%

      Broker JPMorgan Chase
      Expires September 2011                                           $     103       $   3,804
      --------------------------------------------------------------------------------------------
      Total                                                                            $  15,095
                                                                                       =========

o     Currency Abbreviations:

      CNY   Chinese Yuan
      EUR   Euro
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      MYR   Malaysian Ringgit
      SGD   Singapore Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Global Dynamic Equity Fund

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Dynamic Equity Fund

Date: September 19, 2008